Condensed Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Common Stock [Member]	Preferred Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2022	$ 3,682		$ 1,292,238	$ (1,096,594)	$ 199,326
Balance, shares at Dec. 31, 2022	3,682,185
Common Stock for Services	$ 12		58,209		58,221
Common Stock for Services, shares	11,961
Stock Based Compensation			348,559		348,559
Stock Based Compensation, shares
Restricted Stock Awards	$ 11		29,989		30,000
Restricted Stock Awards, shares	10,715
Cancelled Stock from SuperGreen	$ (368)		368
Cancelled Stock from SuperGreen, shares	(367,913)
Sale of Common Stock	$ 124		412,376		412,500
Sale of Common Stock, shares	123,512
Net loss				(920,418)	(920,418)
Balance at Dec. 31, 2023	$ 3,460		2,141,740	(2,017,012)	128,188
Balance, shares at Dec. 31, 2023	3,460,459
Common Stock for Services	$ 2		23,497		23,499
Common Stock for Services, shares	1,767
Stock Based Compensation			64,300		64,300
Restricted Stock Awards	$ 3		29,997		30,000
Restricted Stock Awards, shares	3,572
Sale of Common Stock	$ 26		255,974		256,000
Sale of Common Stock, shares	26,123
Net loss				(313,507)	(313,507)
Balance at Mar. 31, 2024	$ 3,491		2,515,508	(2,330,519)	188,480
Balance, shares at Mar. 31, 2024	3,491,921
Balance at Dec. 31, 2023	$ 3,460		2,141,740	(2,017,012)	128,188
Balance, shares at Dec. 31, 2023	3,460,459
Net loss					(1,136,407)
Balance at Jun. 30, 2024	$ 5,104		25,394,773	(3,153,419)	22,246,458
Balance, shares at Jun. 30, 2024	5,104,450
Balance at Dec. 31, 2023	$ 3,460		2,141,740	(2,017,012)	128,188
Balance, shares at Dec. 31, 2023	3,460,459
Common Stock for Services	$ 7		79,202		79,209
Common Stock for Services, shares	6,970
Stock Based Compensation	$ 21		1,246,161		1,246,182
Stock Based Compensation, shares	20,715
Restricted Stock Awards					102,000
Sale of Common Stock	$ 64		575,936		576,000
Sale of Common Stock, shares	64,337
Net loss				(2,757,687)	(2,757,687)
Common Stock issued for the acquisition of Emergen Energy, LLC	$ 1,587		22,220,613		22,222,200
Common Stock issued for the acquisition of Emergen Energy, LLC, shares	1,587,300
Cancelled Stock from Litigation Settlement	$ (18)		18
Cancelled Stock from Litigation Settlement, shares	(18,396)
Balance at Dec. 31, 2024	$ 5,121		26,263,670	(4,774,699)	21,494,092
Balance, shares at Dec. 31, 2024	5,121,384
Balance at Mar. 31, 2024	$ 3,491		2,515,508	(2,330,519)	188,480
Balance, shares at Mar. 31, 2024	3,491,921
Common Stock for Services	$ 2		24,896		24,898
Common Stock for Services, shares	2,015
Stock Based Compensation			493,780		493,780
Restricted Stock Awards	$ 11		(11)
Restricted Stock Awards, shares	10,714
Sale of Common Stock	$ 13		139,987		140,000
Sale of Common Stock, shares	12,500
Net loss				(822,900)	(822,900)
Common Stock issued for the acquisition of Emergen Energy, LLC	$ 1,587		22,220,613		22,222,200
Common Stock issued for the acquisition of Emergen Energy, LLC, shares	1,587,300
Balance at Jun. 30, 2024	$ 5,104		25,394,773	(3,153,419)	22,246,458
Balance, shares at Jun. 30, 2024	5,104,450
Balance at Dec. 31, 2024	$ 5,121		26,263,670	(4,774,699)	21,494,092
Balance, shares at Dec. 31, 2024	5,121,384
Common Stock for Services	$ 18		115,562		115,580
Common Stock for Services, shares	18,320
Stock Based Compensation			313,000		313,000
Net loss				(857,644)	(857,644)
Balance at Mar. 31, 2025	$ 5,139		26,692,232	(5,632,343)	21,065,028
Balance, shares at Mar. 31, 2025	5,139,704
Balance at Dec. 31, 2024	$ 5,121		26,263,670	(4,774,699)	21,494,092
Balance, shares at Dec. 31, 2024	5,121,384
Net loss					(1,679,053)
Common Stock issued for the acquisition of Emergen Energy, LLC, shares	222,222,000
Balance at Jun. 30, 2025	$ 3,858		26,984,544	(6,453,752)	20,534,650
Balance, shares at Jun. 30, 2025	3,857,906
Balance at Mar. 31, 2025	$ 5,139		26,692,232	(5,632,343)	21,065,028
Balance, shares at Mar. 31, 2025	5,139,704
Common Stock for Services	$ 1		2,030		2,031
Common Stock for Services, shares	296
Stock Based Compensation			289,000		289,000
Net loss				(821,409)	(821,409)
Common Stock related to Reverse Split Fractional Shares	$ 6		(6)
Common Stock related to Reverse Split Fractional Shares, shares	5,600
Common stock shares cancelled related to the resolution of litigation	$ (1,288)		1,288
Common stock shares cancelled related to the resolution of litigation, shares	(1,287,694)
Balance at Jun. 30, 2025	$ 3,858		$ 26,984,544	$ (6,453,752)	$ 20,534,650
Balance, shares at Jun. 30, 2025	3,857,906